Private Placements of Common Stock and Warrants - Private Placement of Shares of Common Stock and Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended						3 Months Ended				12 Months Ended
	Feb. 13, 2023	May 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Apr. 30, 2022	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Sep. 30, 2023	May 31, 2024	May 31, 2023	May 03, 2024	Dec. 30, 2023	Oct. 23, 2023	Jun. 30, 2023	Feb. 28, 2023	Dec. 01, 2022	Jun. 30, 2022
Share-based Compensation
Exercise price of share		$ 0.21	$ 0.21	$ 0.50		$ 0.306		$ 0.21			$ 0.50	$ 0.21			$ 0.35		$ 0.306			$ 0.50
Exercise of warrants for cash, shares												3,000,000.0
Exercise of warrants for cash												$ 300
Common stock warrants to purchase shares			52,600,000	21,500,000							21,500,000		200,000
Purchase price per unit														$ 0.10		$ 0.16
Cash and non-cash issuance costs capitalized		$ 1,900				$ 900		$ 1,900				1,900
Loss on extinguishment of convertible notes						2,400						(13,374)
Term of warrants			5 years	5 years							5 years
Placement agent fees and expenses								$ 26,000	$ 900	$ 400
Percentage of gross proceeds									13.00%	12.00%
Stock issued for private offerings												21,697	$ 37,224
Issuance of common stock for principal of convertible notes												5,250	4,000
Proceeds from Warrant Exercises												$ 300	$ 439
Accredited investors warrants
Share-based Compensation
Common stock warrants to purchase shares		1,500,000						1,500,000				1,500,000
Term of warrants		5 years						5 years				5 years
Former CEO
Share-based Compensation
Shares issued during the period new issues shares													380,704
Former General Counsel
Share-based Compensation
Shares issued during the period new issues shares													79,391
Employees
Share-based Compensation
Shares issued during the period new issues shares												153,027
Consultants
Share-based Compensation
Stocks issued for severance payment												2,454,515
Placement agent notes
Share-based Compensation
Loss on extinguishment of convertible notes			$ 1,600			2,100
Term of warrants		10 years						10 years				10 years
Second Private Placement
Share-based Compensation
Number of common shares in a fixed combination issue of shares			1
Third Private Placement
Share-based Compensation
Loss on extinguishment of convertible notes												$ 7,300
Non cash discount on convertible notes due to exercise price modification									$ 100
Third Private Placement | Placement agent notes
Share-based Compensation
Number of common shares in a fixed combination issue of shares			1
Number of shares			1
Closing share price (as percentage)			0.13%
Accredited Investors
Share-based Compensation
Shares issued during the period new issues shares		1,500,000
Common stock warrants to purchase shares			52,600,000	21,500,000							21,500,000
Stock issued for private offerings			$ 5,900	$ 3,000
Accredited Investors | Placement agent notes
Share-based Compensation
Issuance of common stock for principal of convertible notes			$ 1,000			$ 2,300
Warrants issued in debt conversion			10,100,000			14,300,000
Private Warrant Exchange | Cyrus Arman
Share-based Compensation
Exercise price of share	$ 0.50
Shares issued during the period new issues shares	400,000
Common stock warrants to purchase shares	1
Number of shares per warrant	1
Proceeds from Issuance of Common Stock	$ 100
Number of shares per unit	1
Allotment to placement agent
Share-based Compensation
Exercise price of share			$ 0.13	$ 0.16							$ 0.16
Common stock warrants to purchase shares			7,900,000	3,200,000							3,200,000
Term of warrants			10 years	10 years							10 years
Placement agent fees and expenses			$ 5,000		$ 5,000
Percentage of gross proceeds			15.00%								15.00%
Allotment to placement agent | Warrants to Private Placement Agents
Share-based Compensation
Common stock warrants to purchase shares		13						13				13
July Private Placement | Placement agent notes
Share-based Compensation
Purchase price per unit						$ 0.16
Number of common shares in a fixed combination issue of shares						1
Number of warrants in a fixed combination issue of securities						1
Number of shares						1
Closing share price (as percentage)			90.00%			90.00%
Second Warrant
Share-based Compensation
Exercise price of share																			$ 0.10
Maximum | Third Private Placement
Share-based Compensation
Exercise price of share										$ 0.35
Maximum | Second Warrant
Share-based Compensation
Common stock warrants to purchase shares																		7,500,000	7,500,000
Minimum
Share-based Compensation
Exercise price of share		$ 0.10						$ 0.10				$ 0.10
Minimum | Third Private Placement
Share-based Compensation
Exercise price of share									$ 0.21
2012 Equity Incentive Plan | Executives
Share-based Compensation
Percent of salary in lieu of cash, net of payroll deductions and withholding taxes							25.00%
Shares issued												522,382
2012 Equity Incentive Plan | Consultants
Share-based Compensation
Stocks issued for severance payment													1,617,760